Summary of Organization and Significant Accounting Policies - Additional Information (Detail)				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2015 USD ($) $ / shares shares	Oct. 03, 2014 USD ($)	Jan. 17, 2014 USD ($)	Sep. 26, 2015 USD ($) Customer $ / shares shares	Sep. 27, 2014 USD ($) Customer	Sep. 26, 2015 USD ($) Customer Segment State $ / shares shares	Sep. 27, 2014 USD ($) Customer	Dec. 27, 2014 USD ($) Customer Segment State shares	Dec. 28, 2013 USD ($) Customer	Dec. 29, 2012 USD ($) Customer	Jan. 31, 2012 USD ($)	May. 31, 2010
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of operating states | State						18		17
Number of operating segments | Segment						3		3
Number of customers accounted for more than 10% of total revenue | Customer				0	0	0	0	0	0	0
Net (gain) loss from asset dispositions						$ 4,990,000	$ 219,000	$ (6,500,000)	$ (12,419,000)	$ (2,564,000)
Impairment charges								$ 0	0	0
Inflation rate								2.50%
Amortization expense								$ 900,000	800,000	600,000
Increase in contingent consideration liability		$ 1,900,000	$ 4,500,000
Reductions recognized in contingent consideration				$ 0	$ 0	0	0	500,000	400,000
Carrying value of long-term debt				1,156,193,000		$ 1,156,193,000		$ 1,064,917,000	662,987,000
Date of incorporation						Sep. 23, 2014
Class A common shares | shares								28,571,429
Senior notes, redemption date								May 31, 2016
Interest rate derivatives				200,000,000		$ 200,000,000
Aggregate consideration for acquiring noncontrolling interests						64,100,000
Cash consideration						35,000,000
Aggregate principal amount of non-interest bearing notes payable						15,000,000		$ 15,000,000
Annual installments amount of non-interest bearing notes payable						2,500,000		2,500,000
Decrease in other assets (noncurrent)						524,000	$ 675,000	(4,767,000)	1,708,000	$ (1,189,000)
10 1/2% Senior Notes, due 2020 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Carrying value of long-term debt				$ 159,365,000		$ 159,365,000		$ 651,548,000	245,971,000
Senior notes, interest rate				10.50%		10.50%		10.50%
Debt instrument, face amount				$ 153,800,000		$ 153,800,000		$ 625,000,000	250,000,000
Initial Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Operations commenced date						Mar. 11, 2015
Net proceeds from IPO						$ 433,000,000
Initial Public Offering [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Senior notes, aggregate principal amount redeemed				$ 288,200,000		$ 288,200,000
Senior notes, interest rate				10.50%		10.50%
Senior notes, redemption date						Jan. 31, 2020
Debt instrument, face amount				$ 288,200,000		$ 288,200,000
Debt Instrument, redemption premium						38,200,000
Accrued and unpaid interest				5,200,000		5,200,000
Follow On Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares	22,425,000
Class A Common stock offering price per share | $ / shares	$ 25.75
Net proceeds from IPO	$ 555,800,000
Number of newly-issued shares purchased from Summit Holdings | shares	3,750,000
Number of shares purchased from outstanding shares of Summit Holding | shares	18,675,000
Amount of purchase price due	$ 80,000,000
Class B Units [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage												30.00%
Revolving Credit Facility [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Revolving credit facility, fair value									26,000,000
Debt instrument, face amount				235,000,000		$ 235,000,000					$ 150,000,000
Level 3 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Discount rate						11.00%		11.00%
Fair value of deferred consideration								$ 49,000,000	28,300,000
Fair value of noncompete obligations								4,400,000	4,200,000
Level 2 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Fair value of long-term debt				1,155,557,000		$ 1,155,557,000		1,101,873,000	696,500,000
Carrying value of long-term debt				$ 1,156,193,000		$ 1,156,193,000		$ 1,064,917,000	$ 663,000,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Customer accounted revenue				10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Accounting Standards Update (ASU) 2015-03 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Decrease in other assets (noncurrent)				$ (8,800,000)
Decrease in long-term debt								$ (16,800,000)
Common Class A [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares						1,029,183
Common Class A [Member] | Initial Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares						25,555,555
Class A Common stock offering price per share | $ / shares				$ 18.00		$ 18.00
Continental Cement Company, L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage				30.00%		30.00%		30.00%
Continental Cement Company, L.L.C. [Member] | Class B Units [Member] | Initial Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class B capital units purchased | shares				71,428,571		71,428,571
Ohio Valley Asphalt, LLC [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage				20.00%		20.00%		20.00%
Blackstone Management Partners L.L.C. [Member] | Initial Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Payment of termination fee to affiliates of Sponsors						$ 13,800,000
Minimum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage								20.00%
Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage								50.00%